Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended
Jun. 30, 2024
Restatement of Previously Issued Financial Statements [Abstract]
Schedule of Restatement on each Financial Statement	The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the periods, indicated:
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated and Combined Statement of Operations for the three months ended June 30, 2023

Operating expenses
Selling, general and administrative	308,245	43,085	351,330
Total operating expenses	989,891	43,085	1,032,976

Operating loss	(989,891)	(43,085)	(1,032,976)

Net Income (loss)	$(989,500)	$(43,085)	$(1,032,585)

Condensed Consolidated and Combined Statement of Operations for the six months ended June 30, 2023

Operating expenses
Selling, general and administrative	951,386	381,576	1,332,962
Total operating expenses	2,393,517	381,576	2,775,093

Operating loss	(2,393,217)	(381,576)	(2,774,793)

Net Income (loss)	(2,392,551)	(381,576)	(2,774,127)

Basic and diluted net income (loss) per share of common stock	$(0.03)	$(0.01)	$(0.04)
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated and Combined Statement of Cash Flows for the six months ended June 30, 2023

Cash Flows From Operating Activities:
Net loss	$(2,392,551)	$(381,576)	$(2,774,127)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Changes in operating assets and liabilities:
Due to related party	—	444,076	444,076
Net Cash Used In Operating Activities	(2,212,897)	62,500	(2,150,397)

Cash Flows From Investing Activities:
Capitalized patent costs	(32,065)	(30,170)	(62,235)
Net Cash Used In Investing Activities	(32,065)	(30,170)	(62,235)

Cash Flows From Financing Activities:
Capital contributions from related party	1,624,425	(32,330)	1,592,095
Net Cash Provided By Financing Activities	1,624,425	(32,330)	1,592,095

Net change in cash	$(620,537)	$—	$(620,537)

Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity for the three months ended June 30, 2023

Contributions and net transfers with related parties	226,698	(40,833)	185,865
Net loss	(989,500)	(43,085)	(1,032,585)

Stockholders’ Equity (Deficit), Balance at June 30, 2023	$3,865,588	$(28,056)	$3,837,532